First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Aerospace & Defense – 0.5%
23,611	Harris Corp.	$4,465,549
	Commercial Services & Supplies – 0.2%
432,237	Pitney Bowes, Inc.	1,849,974
	Communications Equipment – 9.1%
1,362,811	Cisco Systems, Inc.	74,586,646
6,504	Comtech Telecommunications Corp.	182,827
9,966	InterDigital, Inc.	641,810
145,569	Juniper Networks, Inc.	3,876,503
34,142	Motorola Solutions, Inc.	5,692,496
436,097	Nokia OYJ, ADR	2,184,846
8,226	Plantronics, Inc.	304,691
50,793	Telefonaktiebolaget LM Ericsson, ADR	482,534
		87,952,353
	Diversified Telecommunication Services – 13.4%
579,687	AT&T, Inc.	19,425,311
393,665	BCE, Inc.	17,903,884
1,696,346	CenturyLink, Inc.	19,949,029
24,849	Cogent Communications Holdings, Inc.	1,475,037
3,268,522	Consolidated Communications Holdings, Inc.	16,113,814
407,410	Orange S.A., ADR	6,404,485
767,386	Telefonica S.A., ADR	6,361,630
204,204	Telekomunikasi Indonesia Persero Tbk PT, ADR	5,970,925
480,529	TELUS Corp.	17,736,325
326,160	Verizon Communications, Inc.	18,633,521
		129,973,961
	Electronic Equipment, Instruments & Components – 1.3%
21,353	CDW Corp.	2,370,183
286,987	Corning, Inc.	9,536,578
12,204	SYNNEX Corp.	1,200,874
		13,107,635
	IT Services – 10.0%
34,045	Amdocs Ltd.	2,113,854
104,810	Cognizant Technology Solutions Corp., Class A	6,643,906
9,000	CSG Systems International, Inc.	439,470
61,125	DXC Technology Co.	3,371,044
8,957	Hackett Group (The), Inc.	150,388
248,822	Infosys Ltd., ADR	2,662,395
558,370	International Business Machines Corp.	76,999,223
34,927	Leidos Holdings, Inc.	2,788,921
Shares	Description	Value

	IT Services (Continued)
19,123	NIC, Inc.	$306,733
21,472	Perspecta, Inc.	502,660
10,684	Presidio, Inc.	146,050
14,283	Science Applications International Corp.	1,236,336
		97,360,980
	Semiconductors & Semiconductor Equipment – 31.2%
107,999	Analog Devices, Inc.	12,189,847
275,872	Applied Materials, Inc.	12,389,411
13,000	ASML Holding N.V., ADR	2,703,090
140,892	Broadcom, Inc.	40,557,171
11,590	Brooks Automation, Inc.	449,112
6,883	Cabot Microelectronics Corp.	757,681
9,646	Cohu, Inc.	148,838
128,548	Cypress Semiconductor Corp.	2,858,907
19,683	Entegris, Inc.	734,570
1,610,063	Intel Corp.	77,073,716
67,046	KLA-Tencor Corp.	7,924,837
22,941	Kulicke & Soffa Industries, Inc.	517,320
53,848	Lam Research Corp.	10,114,808
101,100	Marvell Technology Group Ltd.	2,413,257
132,895	Maxim Integrated Products, Inc.	7,949,779
61,738	Microchip Technology, Inc.	5,352,685
8,676	MKS Instruments, Inc.	675,774
6,849	Monolithic Power Systems, Inc.	929,957
39,856	NXP Semiconductors N.V.	3,890,344
4,164	Power Integrations, Inc.	333,870
530,586	QUALCOMM, Inc.	40,361,677
16,355	Silicon Motion Technology Corp., ADR	725,835
53,934	Skyworks Solutions, Inc.	4,167,480
20,399	STMicroelectronics N.V., ADR	359,430
520,413	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	20,384,577
20,869	Teradyne, Inc.	999,834
339,886	Texas Instruments, Inc.	39,005,317
50,938	Xilinx, Inc.	6,006,609
26,745	Xperi Corp.	550,680
		302,526,413
	Software – 14.2%
4,373	Blackbaud, Inc.	365,146
21,492	CDK Global, Inc.	1,062,564
2,779	Ebix, Inc.	139,561
27,160	Intuit, Inc.	7,097,723
14,230	j2 Global, Inc.	1,264,905
12,113	LogMeIn, Inc.	892,486
573,314	Microsoft Corp.	76,801,143
16,795	Monotype Imaging Holdings, Inc.	282,828
58,716	Open Text Corp.	2,419,099
700,661	Oracle Corp.	39,916,657
9,137	Progress Software Corp.	398,556

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
1,557	QAD, Inc., Class A	$62,607
11,803	SAP SE, ADR	1,614,650
21,382	SS&C Technologies Holdings, Inc.	1,231,817
141,123	Symantec Corp.	3,070,837
178,084	TiVo Corp.	1,312,479
		137,933,058
	Technology Hardware, Storage & Peripherals – 13.7%
405,020	Apple, Inc.	80,161,558
626,007	Hewlett Packard Enterprise Co.	9,358,805
688,413	HP, Inc.	14,312,106
45,441	Logitech International S.A.	1,806,734
95,136	NetApp, Inc.	5,869,891
237,591	Seagate Technology PLC	11,195,288
224,394	Western Digital Corp.	10,669,935
		133,374,317
	Trading Companies & Distributors – 0.0%
11,662	Systemax, Inc.	258,430
	Wireless Telecommunication Services – 6.1%
909,150	America Movil SAB de CV, ADR, Class L	13,237,224
404,535	China Mobile Ltd., ADR	18,321,390
337,075	Rogers Communications, Inc., Class B	18,040,254
39,168	Shenandoah Telecommunications Co.	1,508,751
279,754	Telephone & Data Systems, Inc.	8,504,522
		59,612,141
	Total Investments – 99.7%	968,414,811
	(Cost $787,333,732) (a)
	Net Other Assets and Liabilities – 0.3%	2,554,974
	Net Assets – 100.0%	$970,969,785

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $219,753,589 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $38,672,510. The net unrealized appreciation was $181,081,079.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 968,414,811	$ 968,414,811	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 20.7%
	Automobiles – 1.4%
368,382	Ford Motor Co.	$3,768,548
71,494	General Motors Co.	2,754,664
74,459	Harley-Davidson, Inc.	2,667,866
		9,191,078
	Banks – 3.4%
72,505	Citizens Financial Group, Inc.	2,563,777
219,729	FNB Corp.	2,586,210
189,027	Hope Bancorp, Inc.	2,604,792
183,842	Huntington Bancshares, Inc.	2,540,696
101,995	PacWest Bancorp	3,960,466
161,465	People’s United Financial, Inc.	2,709,383
182,862	Umpqua Holdings Corp.	3,033,681
261,144	Valley National Bancorp	2,815,132
		22,814,137
	Biotechnology – 0.4%
40,720	AbbVie, Inc.	2,961,158
	Capital Markets – 1.9%
170,736	Invesco, Ltd.	3,493,259
88,734	Lazard Ltd., Class A	3,051,562
69,719	Legg Mason, Inc.	2,668,843
201,925	Waddell & Reed Financial, Inc., Class A	3,366,090
		12,579,754
	Chemicals – 0.5%
37,295	LyondellBasell Industries N.V., Class A	3,212,218
	Consumer Finance – 0.4%
221,895	Navient Corp.	3,028,867
	Containers & Packaging – 0.9%
61,357	International Paper Co.	2,657,985
86,408	WestRock Co.	3,151,300
		5,809,285
	Diversified Consumer Services – 0.4%
85,515	H&R Block, Inc.	2,505,590
	Diversified Telecommunication Services – 1.0%
130,320	AT&T, Inc.	4,367,023
47,113	Verizon Communications, Inc.	2,691,566
		7,058,589
	Electric Utilities – 1.2%
28,756	Duke Energy Corp.	2,537,429
23,377	Entergy Corp.	2,406,195
108,014	PPL Corp.	3,349,514
		8,293,138
	Food Products – 1.4%
43,684	Bunge Ltd.	2,433,635
60,870	Campbell Soup Co.	2,439,061
47,046	General Mills, Inc.	2,470,856
42,784	Kellogg Co.	2,291,939
		9,635,491

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services – 0.3%
42,895	CVS Health Corp.	$2,337,349
	Hotels, Restaurants & Leisure – 0.7%
43,500	Carnival Corp.	2,024,925
59,219	Wyndham Destinations, Inc.	2,599,714
		4,624,639
	Household Durables – 0.7%
66,426	Leggett & Platt, Inc.	2,548,766
70,658	MDC Holdings, Inc.	2,316,169
		4,864,935
	Insurance – 0.7%
48,139	MetLife, Inc.	2,391,064
44,136	Principal Financial Group, Inc.	2,556,357
		4,947,421
	IT Services – 0.8%
21,534	International Business Machines Corp.	2,969,539
124,708	Western Union (The) Co.	2,480,442
		5,449,981
	Media – 0.7%
108,253	Interpublic Group of (The) Cos., Inc.	2,445,435
44,194	Meredith Corp.	2,433,322
		4,878,757
	Multi-Utilities – 0.3%
77,594	Centerpoint Energy, Inc.	2,221,516
	Oil, Gas & Consumable Fuels – 1.6%
20,332	Chevron Corp.	2,530,114
35,263	Exxon Mobil Corp.	2,702,204
64,822	Occidental Petroleum Corp.	3,259,250
31,581	Valero Energy Corp.	2,703,649
		11,195,217
	Paper & Forest Products – 0.5%
95,490	Schweitzer-Mauduit International, Inc.	3,168,358
	Thrifts & Mortgage Finance – 0.4%
144,184	Northwest Bancshares, Inc.	2,539,080
	Tobacco – 0.5%
71,039	Altria Group, Inc.	3,363,697
	Trading Companies & Distributors – 0.6%
183,155	Aircastle, Ltd.	3,893,875
	Total Common Stocks	140,574,130
	(Cost $142,791,673)
MASTER LIMITED PARTNERSHIPS – 19.8%
	Energy Equipment & Services – 1.1%
445,626	USA Compression Partners, L.P.	7,918,774
	Oil, Gas & Consumable Fuels – 18.7%
288,090	Black Stone Minerals, L.P.	4,465,395
76,490	Cheniere Energy Partners, L.P.	3,226,348

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
369,396	CNX Midstream Partners, L.P.	$5,190,014
202,364	DCP Midstream, L.P.	5,929,265
191,553	Delek Logistics Partners, L.P.	6,129,696
347,533	Dorchester Minerals, L.P.	6,363,329
431,655	Enable Midstream Partners, L.P.	5,917,990
360,346	Energy Transfer, L.P.	5,073,672
133,330	Enterprise Products Partners, L.P.	3,849,237
153,406	Enviva Partners, L.P.	4,820,017
136,180	EQM Midstream Partners, L.P.	6,084,522
295,090	GasLog Partners, L.P.	6,264,761
275,133	Genesis Energy, L.P.	6,025,413
297,387	Global Partners, L.P.	5,920,975
225,975	Holly Energy Partners, L.P.	6,214,312
336,206	KNOT Offshore Partners, L.P.	6,418,173
62,269	Magellan Midstream Partners, L.P.	3,985,216
157,368	MPLX, L.P.	5,065,676
200,900	NuStar Energy L.P.	5,452,426
285,350	PBF Logistics, L.P.	6,032,299
83,246	Phillips 66 Partners, L.P.	4,108,190
145,475	Plains GP Holdings, L.P., Class A	3,632,511
216,914	Shell Midstream Partners, L.P.	4,494,458
196,952	Western Midstream Partners, L.P.	6,060,213
		126,724,108
	Total Master Limited Partnerships	134,642,882
	(Cost $126,895,532)
REAL ESTATE INVESTMENT TRUSTS – 19.7%
	Health Care REITs – 1.7%
81,042	LTC Properties, Inc.	3,700,378
230,878	Medical Properties Trust, Inc.	4,026,512
48,992	National Health Investors, Inc.	3,822,846
		11,549,736
	Hotel & Resort REITs – 1.8%
338,631	Apple Hospitality REIT, Inc.	5,370,688
255,913	Sunstone Hotel Investors, Inc.	3,508,567
174,156	Xenia Hotels & Resorts, Inc.	3,631,152
		12,510,407
	Industrial REITs – 0.6%
137,845	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,884,472
	Mortgage REITs – 10.0%
725,662	Annaly Capital Management, Inc.	6,625,294
382,879	Apollo Commercial Real Estate Finance, Inc.	7,041,145
443,286	Arbor Realty Trust, Inc.	5,372,626
141,645	Blackstone Mortgage Trust, Inc., Class A	5,039,729
409,960	Chimera Investment Corp.	7,735,945
344,559	Ladder Capital Corp.	5,723,125
559,179	New Residential Investment Corp.	8,605,765
1,506,854	New York Mortgage Trust, Inc.	9,342,495
308,485	PennyMac Mortgage Investment Trust	6,734,227
330,020	Redwood Trust, Inc.	5,455,231
		67,675,582

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares/ Units	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Retail REITs – 2.0%
259,448	Brixmor Property Group, Inc.	$4,638,930
20,366	Simon Property Group, Inc.	3,253,672
328,770	Tanger Factory Outlet Centers, Inc.	5,329,362
		13,221,964
	Specialized REITs – 3.6%
272,075	CoreCivic, Inc.	5,648,277
50,971	EPR Properties	3,801,927
117,762	Gaming and Leisure Properties, Inc.	4,590,363
310,177	GEO Group (The), Inc.	6,516,819
157,179	Weyerhaeuser Co.	4,140,095
		24,697,481
	Total Real Estate Investment Trusts	133,539,642
	(Cost $129,285,096)
EXCHANGE-TRADED FUNDS – 19.7%
	Capital Markets – 19.7%
2,774,472	First Trust Tactical High Yield ETF (a)	133,479,848
	(Cost $136,009,253)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 19.5%
	Banks – 6.3%
194,252	Bank of America Corp., Series W	6.63%	(b)	4,945,656
188,587	Bank of America Corp., Series Y	6.50%	(b)	4,812,740
233,333	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (c)	8.95%	10/30/40	6,437,658
236,490	Deutsche Bank Contingent Capital Trust V	8.05%	(b)	6,021,035
231,242	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (c)	8.30%	02/15/40	6,042,353
179,028	ING Groep N.V.	6.13%	(b)	4,609,971
183,366	JPMorgan Chase & Co., Series W	6.30%	(b)	4,745,512
189,512	Regions Financial Corp., Series A	6.38%	(b)	4,809,815
				42,424,740
	Capital Markets – 2.2%
176,379	Morgan Stanley, Series E (d)	7.13%	(b)	4,910,391
172,538	Morgan Stanley, Series F (d)	6.88%	(b)	4,734,443
195,696	Morgan Stanley, Series G	6.63%	(b)	4,962,851
				14,607,685
	Consumer Finance – 1.4%
186,154	Capital One Financial Corp., Series C	6.25%	(b)	4,704,111
195,997	Capital One Financial Corp., Series D	6.70%	(b)	4,992,044
				9,696,155
	Equity Real Estate Investment Trusts – 0.9%
229,490	RLJ Lodging Trust, Series A	1.95%	(b)	6,005,753
	Insurance – 2.2%
186,992	Aegon N.V.	6.38%	(b)	4,809,434
196,313	Allstate Corp., Series E	6.63%	(b)	4,982,424
192,416	Hartford Financial Services Group (The), Inc., (d)	7.88%	04/15/42	5,364,558
				15,156,416

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Mortgage Real Estate Investment Trusts – 6.5%
201,369	AGNC Investment Corp., Series C (d)	7.00%	(b)	$5,235,594
223,838	Annaly Capital Management, Inc., Series D	7.50%	(b)	5,665,340
206,937	Annaly Capital Management, Inc., Series F (d)	6.95%	(b)	5,256,200
209,038	Annaly Capital Management, Inc., Series G (d)	6.50%	(b)	5,058,720
223,736	Capstead Mortgage Corp., Series E	7.50%	(b)	5,602,349
237,153	Chimera Investment Corp., Series B (d)	8.00%	(b)	6,090,089
223,293	Invesco Mortgage Capital, Inc., Series C (d)	7.50%	(b)	5,682,807
227,984	Two Harbors Investment Corp., Series C (d)	7.25%	(b)	5,688,201
				44,279,300
	Total $25 Par Preferred Securities			132,170,049
	(Cost $134,568,249)

Total Investments – 99.4%	674,406,551
(Cost $669,549,803) (e)
Net Other Assets and Liabilities – 0.6%	4,311,798
Net Assets – 100.0%	$678,718,349

(a)	Investment in an affiliated fund.
(b)	Perpetual maturity.
(c)	Floating rate security.
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at June 30, 2019. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $22,828,166 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $17,971,418. The net unrealized appreciation was $4,856,748.

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 140,574,130	$ 140,574,130	$ —	$ —
Master Limited Partnerships*	134,642,882	134,642,882	—	—
Real Estate Investment Trusts*	133,539,642	133,539,642	—	—
Exchange-Traded Funds*	133,479,848	133,479,848	—	—
$25 Par Preferred Securities*	132,170,049	132,170,049	—	—
Total Investments	$ 674,406,551	$ 674,406,551	$—	$—

*	See Portfolio of Investments for industry breakout.

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2019, and for the fiscal year-to-date period (October 1, 2018 to June 30, 2019) are as follows:
Security Name	Shares at 6/30/2019	Value at 9/30/2018	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2019	Dividend Income
First Trust Tactical High Yield ETF	2,774,472	$ 136,780,619	$ 17,108,810	$ (20,727,364)	$ 1,324,986	$ (1,007,203)	$ 133,479,848	$ 5,329,159

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.8%
	Aerospace & Defense – 1.1%
23,780	BAE Systems PLC	$149,608
	Auto Components – 1.0%
11,600	Sumitomo Rubber Industries Ltd.	134,059
	Banks – 5.8%
1,854	Bank of Montreal	140,046
2,706	Bank of Nova Scotia (The)	145,348
1,949	Canadian Imperial Bank of Commerce	153,265
6,245	Laurentian Bank of Canada	214,501
3,074	National Bank of Canada	146,030
		799,190
	Building Products – 1.4%
12,500	LIXIL Group Corp.	197,561
	Capital Markets – 7.3%
29,668	Ashmore Group PLC	191,964
7,219	Close Brothers Group PLC	129,632
33,183	IG Group Holdings PLC	246,186
8,841	IGM Financial, Inc.	252,426
4,544	Schroders PLC	176,005
		996,213
	Commercial Services & Supplies – 2.2%
60,274	G4S PLC	159,213
5,741	Intrum AB	147,387
		306,600
	Construction & Engineering – 2.9%
5,292	Bouygues S.A.	195,991
10,972	Skanska AB, Class B	198,145
		394,136
	Diversified Telecommunication Services – 5.3%
4,014	BCE, Inc.	182,623
88,500	Singapore Telecommunications Ltd.	228,936
317	Swisscom AG	159,150
4,186	TELUS Corp.	154,743
		725,452
	Electric Utilities – 7.9%
17,006	CK Infrastructure Holdings Ltd.	138,674
59,399	EDP - Energias de Portugal S.A.	225,728
4,789	Emera, Inc.	195,685
8,482	Fortum OYJ	187,448
24,704	Power Assets Holdings Ltd.	177,729
7,108	Red Electrica Corp. S.A.	148,031
		1,073,295
	Electrical Equipment – 1.0%
7,158	ABB Ltd.	143,644
Shares	Description	Value

	Food Products – 2.0%
18,064	AVI Ltd.	$117,169
16,041	Tate & Lyle PLC	150,422
		267,591
	Gas Utilities – 3.0%
27,635	APA Group	209,532
7,379	Enagas S.A.	196,929
		406,461
	Health Care Providers & Services – 1.2%
7,100	Miraca Holdings, Inc.	161,341
	Hotels, Restaurants & Leisure – 2.5%
36,444	Domino’s Pizza Group PLC	128,664
26,612	Greene King PLC	208,859
		337,523
	Household Products – 1.4%
104,033	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	193,228
	Industrial Conglomerates – 1.0%
1,522	Doosan Corp.	132,474
	Insurance – 10.0%
881	Baloise Holding AG	155,948
6,618	CNP Assurances	150,206
7,561	Great-West Lifeco, Inc.	174,078
4,900	MS&AD Insurance Group Holdings, Inc.	155,433
673	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	168,895
9,635	Power Corp. of Canada	207,555
9,926	Power Financial Corp.	228,301
2,911	SCOR SE	127,637
		1,368,053
	Media – 7.1%
2,304	Axel Springer SE	162,301
9,508	Daily Mail & General Trust PLC	94,303
7,470	Lagardere SCA	194,516
2,174	Publicis Groupe S.A.	114,778
7,176	Shaw Communications, Inc., Class B	146,419
20,465	WPP PLC	257,348
		969,665
	Multiline Retail – 1.1%
2,144	Next PLC	150,460
	Multi-Utilities – 2.5%
12,534	AGL Energy Ltd.	176,078
6,016	Canadian Utilities Ltd., Class A	169,792
		345,870

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels – 5.2%
5,052	Pembina Pipeline Corp.	$188,068
914	SK Innovation Co., Ltd.	125,861
4,085	TC Energy Corp.	202,511
3,417	TOTAL S.A.	191,457
		707,897
	Personal Products – 1.1%
20,767	Hengan International Group Co., Ltd.	152,728
	Pharmaceuticals – 3.4%
2,031	Bayer AG	140,738
9,138	GlaxoSmithKline PLC	182,961
1,586	Sanofi	136,899
		460,598
	Real Estate Management & Development – 5.8%
6,623	Deutsche EuroShop AG	183,004
9,005	First Capital Realty, Inc.	150,318
8,533	Sun Hung Kai Properties Ltd.	144,734
1,881	Swiss Prime Site AG	164,265
20,944	Wharf Real Estate Investment Co., Ltd.	147,595
		789,916
	Specialty Retail – 4.6%
12,317	Foschini Group (The) Ltd.	157,668
17,046	Hennes & Mauritz AB, Class B	303,541
59,620	Kingfisher PLC	162,710
		623,919
	Technology Hardware, Storage & Peripherals – 1.3%
6,300	Canon, Inc.	183,832
	Thrifts & Mortgage Finance – 1.1%
4,609	Genworth MI Canada, Inc.	145,849
	Tobacco – 1.2%
7,500	Japan Tobacco, Inc.	165,527
	Transportation Infrastructure – 1.0%
753	Flughafen Zurich AG	141,776
	Water Utilities – 1.3%
19,006	Pennon Group PLC	179,287
	Wireless Telecommunication Services – 1.1%
6,200	NTT DOCOMO, Inc.	144,484
	Total Common Stocks	12,948,237
	(Cost $13,023,213)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 4.5%
	Equity Real Estate Investment Trusts – 4.5%
7,513	Klepierre S.A.	$251,848
9,827	RioCan Real Estate Investment Trust	195,032
7,016	SmartCentres Real Estate Investment Trust	177,925
	Total Real Estate Investment Trusts	624,805
	(Cost $641,024)
	Total Investments – 99.3%	13,573,042
	(Cost $13,664,237) (a)
	Net Other Assets and Liabilities – 0.7%	89,224
	Net Assets – 100.0%	$13,662,266

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $544,013 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $635,208. The net unrealized depreciation was $91,195.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,948,237	$ 12,948,237	$ —	$ —
Real Estate Investment Trusts*	624,805	624,805	—	—
Total Investments	$ 13,573,042	$ 13,573,042	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Currency Exposure Diversification	% of Total Investments
CAD	26.3%
EUR	20.5
GBP	18.9
JPY	8.4
CHF	5.6
HKD	5.6
SEK	4.8
AUD	2.9
ZAR	2.0
KRW	1.9
SGD	1.7
MXN	1.4
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 96.7%
	Aerospace & Defense – 1.9%
1,462	Curtiss-Wright Corp.	$185,864
2,147	Lockheed Martin Corp.	780,521
3,857	Spirit AeroSystems Holdings, Inc., Class A	313,844
		1,280,229
	Airlines – 0.3%
6,539	American Airlines Group, Inc.	213,237
	Banks – 5.6%
16,409	Bank of America Corp.	475,861
5,627	Bank of Hawaii Corp.	466,535
9,113	JPMorgan Chase & Co. (a)	1,018,833
17,806	Trustmark Corp.	592,050
2,527	UMB Financial Corp.	166,327
8,754	United Community Banks, Inc.	250,014
18,470	Wells Fargo & Co. (a)	874,000
		3,843,620
	Beverages – 0.2%
529	Coca-Cola Bottling Co. Consolidated	158,303
	Biotechnology – 1.9%
7,378	AbbVie, Inc. (a)	536,528
2,101	Amgen, Inc.	387,172
737	Biogen, Inc. (b)	172,362
5,169	Medicines (The) Co. (b)	188,514
		1,284,576
	Building Products – 1.3%
647	Lennox International, Inc.	177,925
9,863	Masco Corp. (a)	387,024
9,039	Universal Forest Products, Inc.	344,025
		908,974
	Capital Markets – 0.8%
2,394	S&P Global, Inc.	545,329
	Chemicals – 2.9%
10,382	Axalta Coating Systems Ltd. (b)	309,072
2,606	Ecolab, Inc. (a)	514,529
5,818	LyondellBasell Industries N.V., Class A	501,104
9,133	WR Grace & Co.	695,113
		2,019,818
	Commercial Services & Supplies – 2.7%
6,317	Brady Corp., Class A	311,555
4,513	Herman Miller, Inc.	201,731
15,064	Steelcase, Inc., Class A	257,594
9,566	Waste Management, Inc. (a)	1,103,629
		1,874,509
	Containers & Packaging – 2.4%
5,094	Berry Global Group, Inc. (b)	267,893
4,463	Sealed Air Corp.	190,927
18,208	Sonoco Products Co. (a)	1,189,711
		1,648,531

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Financial Services – 1.2%
4,017	Berkshire Hathaway, Inc., Class B (b)	$856,304
	Diversified Telecommunication Services – 2.3%
23,849	AT&T, Inc. (a)	799,180
14,083	Verizon Communications, Inc.	804,562
		1,603,742
	Electric Utilities – 4.3%
2,057	American Electric Power Co., Inc.	181,036
17,801	Exelon Corp.	853,380
4,060	FirstEnergy Corp.	173,809
7,654	Hawaiian Electric Industries, Inc.	333,332
4,693	OGE Energy Corp.	199,734
13,915	Southern (The) Co. (a)	769,221
7,483	Xcel Energy, Inc.	445,164
		2,955,676
	Electrical Equipment – 0.5%
2,186	Eaton Corp. PLC	182,050
15,286	GrafTech International Ltd.	175,789
		357,839
	Electronic Equipment, Instruments & Components – 1.8%
2,303	Amphenol Corp., Class A	220,950
7,270	Jabil, Inc.	229,732
7,944	TE Connectivity Ltd.	760,876
		1,211,558
	Entertainment – 0.2%
12,899	Lions Gate Entertainment Corp., Class B	149,757
	Food & Staples Retailing – 1.1%
6,760	Walmart, Inc.	746,912
	Food Products – 0.7%
5,639	Tyson Foods, Inc., Class A (a)	455,293
	Gas Utilities – 0.2%
2,979	National Fuel Gas Co.	157,142
	Health Care Equipment & Supplies – 0.7%
2,216	Abbott Laboratories	186,365
3,174	Medtronic PLC	309,116
		495,481
	Health Care Providers & Services – 2.2%
3,038	HCA Healthcare, Inc.	410,647
7,974	MEDNAX, Inc. (b)	201,184
4,476	Premier, Inc., Class A (b)	175,056
8,140	Tenet Healthcare Corp. (b)	168,172
2,154	UnitedHealth Group, Inc.	525,598
		1,480,657
	Hotels, Restaurants & Leisure – 2.5%
986	McDonald’s Corp.	204,753
8,037	Scientific Games Corp., Class A (b)	159,294
2,151	Starbucks Corp.	180,318
3,817	Wyndham Destinations, Inc.	167,566
9,084	Wyndham Hotels & Resorts, Inc.	506,342

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
4,833	Yum! Brands, Inc.	$534,868
		1,753,141
	Household Durables – 0.3%
70	NVR, Inc. (b)	235,918
	Household Products – 1.4%
5,475	Colgate-Palmolive Co.	392,394
4,254	Procter & Gamble (The) Co.	466,451
2,586	Spectrum Brands Holdings, Inc.	139,049
		997,894
	Independent Power and Renewable Electricity Producers – 0.6%
4,767	NRG Energy, Inc.	167,417
17,341	TerraForm Power, Inc., Class A	247,976
		415,393
	Industrial Conglomerates – 3.8%
5,156	Carlisle Cos., Inc.	723,954
70,906	General Electric Co. (a)	744,513
6,660	Honeywell International, Inc. (a)	1,162,769
		2,631,236
	Insurance – 8.9%
6,008	American Financial Group, Inc.	615,640
3,501	American National Insurance Co. (a)	407,761
5,947	Athene Holding Ltd., Class A (b)	256,078
5,953	Chubb Ltd.	876,817
3,309	Enstar Group Ltd. (b)	576,693
5,694	Erie Indemnity Co., Class A (a)	1,447,870
3,125	Kemper Corp.	269,656
5,545	Travelers (The) Cos., Inc. (a)	829,088
389	White Mountains Insurance Group Ltd.	397,348
7,106	WR Berkley Corp.	468,499
		6,145,450
	Interactive Media & Services – 2.9%
480	Alphabet, Inc., Class A (b)	519,744
672	Alphabet, Inc., Class C (b)	726,372
3,957	Facebook, Inc., Class A (a) (b)	763,701
		2,009,817
	Internet & Direct Marketing Retail – 3.5%
617	Amazon.com, Inc. (a) (b)	1,168,370
30,762	eBay, Inc. (a)	1,215,099
		2,383,469
	IT Services – 5.0%
5,740	International Business Machines Corp.	791,546
2,485	Leidos Holdings, Inc.	198,427
5,232	MAXIMUS, Inc.	379,529
7,345	Paychex, Inc.	604,420
9,735	Perspecta, Inc.	227,896
1,813	VeriSign, Inc. (b)	379,207
2,868	Visa, Inc., Class A	497,742
19,412	Western Union (The) Co. (a)	386,105
		3,464,872

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery – 2.7%
7,636	Allison Transmission Holdings, Inc.	$353,928
3,446	Cummins, Inc.	590,438
4,012	Illinois Tool Works, Inc.	605,050
2,444	Ingersoll-Rand PLC	309,581
		1,858,997
	Media – 1.2%
451	Charter Communications, Inc., Class A (b)	178,226
9,457	Discovery, Inc., Class C (b)	269,052
14,660	News Corp., Class B	204,653
29,979	Sirius XM Holdings, Inc.	167,283
		819,214
	Multiline Retail – 1.9%
1,469	Dollar General Corp.	198,550
10,318	Dollar Tree, Inc. (a) (b)	1,108,050
		1,306,600
	Multi-Utilities – 2.0%
9,744	Black Hills Corp.	761,689
1,341	DTE Energy Co.	171,487
9,628	MDU Resources Group, Inc.	248,402
2,359	NorthWestern Corp.	170,202
		1,351,780
	Oil, Gas & Consumable Fuels – 1.8%
4,187	Chevron Corp.	521,030
6,904	Exxon Mobil Corp. (a)	529,054
3,224	Occidental Petroleum Corp.	162,103
		1,212,187
	Personal Products – 0.6%
9,552	Herbalife Nutrition Ltd. (b)	408,444
	Pharmaceuticals – 3.9%
7,245	Johnson & Johnson (a)	1,009,084
11,568	Merck & Co., Inc.	969,977
15,688	Pfizer, Inc. (a)	679,604
		2,658,665
	Professional Services – 0.3%
1,402	Equifax, Inc.	189,607
	Road & Rail – 1.4%
776	AMERCO	293,755
5,991	CSX Corp.	463,523
1,235	Union Pacific Corp.	208,851
		966,129
	Semiconductors & Semiconductor Equipment – 1.3%
1,947	Broadcom, Inc.	560,463
4,623	QUALCOMM, Inc. (a)	351,672
		912,135
	Software – 4.4%
2,340	Avalara, Inc. (b)	168,948
3,835	CDK Global, Inc.	189,602
2,031	Everbridge, Inc. (b)	181,612

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
1,968	j2 Global, Inc.	$174,935
11,123	Microsoft Corp. (a)	1,490,037
3,315	PROS Holdings, Inc. (b)	209,707
8,874	SolarWinds Corp. (b)	162,749
1,008	Workday, Inc., Class A (b)	207,225
2,821	Zendesk, Inc. (b)	251,154
		3,035,969
	Specialty Retail – 4.7%
1,066	AutoZone, Inc. (a) (b)	1,172,035
6,125	Home Depot (The), Inc. (a)	1,273,816
7,516	L Brands, Inc.	196,168
16,126	Michaels Cos (The), Inc. (b)	140,296
2,160	Murphy USA, Inc. (b)	181,505
5,289	TJX (The) Cos., Inc. (a)	279,682
		3,243,502
	Technology Hardware, Storage & Peripherals – 3.5%
6,975	Apple, Inc. (a)	1,380,492
4,670	Dell Technologies, Inc., Class C (b)	237,236
36,872	HP, Inc.	766,569
		2,384,297
	Thrifts & Mortgage Finance – 1.1%
43,845	New York Community Bancorp, Inc. (a)	437,573
9,548	Washington Federal, Inc.	333,512
		771,085
	Tobacco – 0.9%
7,513	Philip Morris International, Inc. (a)	589,996
	Trading Companies & Distributors – 0.6%
9,669	HD Supply Holdings, Inc. (a) (b)	389,467
	Transportation Infrastructure – 0.3%
4,722	Macquarie Infrastructure Corp.	191,430
	Total Common Stocks	66,574,181
	(Cost $62,260,620)
REAL ESTATE INVESTMENT TRUSTS – 4.6%
	Equity Real Estate Investment Trusts – 3.0%
903	American Tower Corp.	184,618
427	Equinix, Inc.	215,332
8,416	PotlatchDeltic Corp.	328,056
5,863	Rayonier, Inc.	177,649
9,095	RLJ Lodging Trust	161,345
808	SBA Communications Corp. (b)	181,671
21,055	Senior Housing Properties Trust	174,125
977	Simon Property Group, Inc.	156,085
16,912	Weyerhaeuser Co. (a)	445,462
		2,024,343

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts – 1.6%
156,906	MFA Financial, Inc. (a)	$1,126,585
	Total Real Estate Investment Trusts	3,150,928
	(Cost $3,137,023)
	Total Investments – 101.3%(c)	69,725,109
	(Cost $65,397,643)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (1.4)%
18	S&P 500® Index	$(5,295,168)	$2,925.00	Jul 2019	(94,320)
17	S&P 500® Index	(5,000,992)	2,950.00	Jul 2019	(60,520)
10	S&P 500® Index	(2,941,760)	2,875.00	Aug 2019	(98,000)
17	S&P 500® Index	(5,000,992)	2,900.00	Aug 2019	(137,615)
17	S&P 500® Index	(5,000,992)	2,925.00	Aug 2019	(119,595)
22	S&P 500® Index	(6,471,872)	2,975.00	Aug 2019	(82,280)
20	S&P 500® Index	(5,883,520)	2,925.00	Sep 2019	(185,180)
10	S&P 500® Index	(2,941,760)	2,950.00	Sep 2019	(77,000)
17	S&P 500® Index	(5,000,992)	2,975.00	Sep 2019	(105,026)
	Total Call Options Written				(959,536)
	(Premiums received $814,242)

Net Other Assets and Liabilities – 0.1%	63,872
Net Assets – 100.0%	$68,829,445

(a)	All or a portion of this security is pledged to cover index options written.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,705,450 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,523,278. The net unrealized appreciation was $4,182,172. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 66,574,181	$ 66,574,181	$ —	$ —
Real Estate Investment Trusts*	3,150,928	3,150,928	—	—
Total Investments	$ 69,725,109	$ 69,725,109	$—	$—
LIABILITIES TABLE
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (959,536)	$ (959,536)	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 95.0%
	Aerospace & Defense – 1.8%
187	Curtiss-Wright Corp.	$23,773
275	Lockheed Martin Corp. (a)	99,974
494	Spirit AeroSystems Holdings, Inc., Class A	40,197
		163,944
	Airlines – 0.3%
837	American Airlines Group, Inc. (a)	27,295
	Banks – 5.5%
2,105	Bank of America Corp.	61,045
722	Bank of Hawaii Corp. (a)	59,861
1,140	JPMorgan Chase & Co. (a)	127,452
2,281	Trustmark Corp. (a)	75,843
324	UMB Financial Corp.	21,326
1,121	United Community Banks, Inc.	32,016
2,311	Wells Fargo & Co. (a)	109,356
		486,899
	Beverages – 0.2%
69	Coca-Cola Bottling Co. Consolidated	20,648
	Biotechnology – 1.9%
945	AbbVie, Inc. (a)	68,720
269	Amgen, Inc. (a)	49,571
95	Biogen, Inc. (b)	22,218
661	Medicines (The) Co. (b)	24,107
		164,616
	Building Products – 1.3%
83	Lennox International, Inc. (a)	22,825
1,265	Masco Corp. (a)	49,638
1,161	Universal Forest Products, Inc.	44,188
		116,651
	Capital Markets – 0.8%
307	S&P Global, Inc. (a)	69,932
	Chemicals – 2.9%
1,336	Axalta Coating Systems Ltd. (b)	39,773
333	Ecolab, Inc. (a)	65,747
745	LyondellBasell Industries N.V., Class A	64,167
1,172	WR Grace & Co.	89,201
		258,888
	Commercial Services & Supplies – 2.7%
810	Brady Corp., Class A	39,949
578	Herman Miller, Inc.	25,837
1,927	Steelcase, Inc., Class A	32,952
1,195	Waste Management, Inc. (a)	137,867
		236,605
	Containers & Packaging – 2.3%
652	Berry Global Group, Inc. (b)	34,289
571	Sealed Air Corp. (a)	24,427
2,279	Sonoco Products Co. (a)	148,910
		207,626

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Financial Services – 1.2%
500	Berkshire Hathaway, Inc., Class B (a) (b)	$106,585
	Diversified Telecommunication Services – 2.3%
2,966	AT&T, Inc. (a)	99,391
1,766	Verizon Communications, Inc. (a)	100,891
		200,282
	Electric Utilities – 4.2%
264	American Electric Power Co., Inc. (a)	23,235
2,228	Exelon Corp. (a)	106,810
521	FirstEnergy Corp.	22,304
982	Hawaiian Electric Industries, Inc.	42,766
602	OGE Energy Corp.	25,621
1,732	Southern (The) Co. (a)	95,745
959	Xcel Energy, Inc.	57,051
		373,532
	Electrical Equipment – 0.5%
280	Eaton Corp. PLC	23,318
1,965	GrafTech International Ltd.	22,598
		45,916
	Electronic Equipment, Instruments & Components – 1.7%
295	Amphenol Corp., Class A	28,302
931	Jabil, Inc.	29,420
1,018	TE Connectivity Ltd. (a)	97,504
		155,226
	Entertainment – 0.2%
1,655	Lions Gate Entertainment Corp., Class B (a)	19,215
	Food & Staples Retailing – 1.1%
867	Walmart, Inc. (a)	95,795
	Food Products – 0.7%
723	Tyson Foods, Inc., Class A (a)	58,375
	Gas Utilities – 0.2%
382	National Fuel Gas Co.	20,150
	Health Care Equipment & Supplies – 0.7%
284	Abbott Laboratories	23,884
407	Medtronic PLC (a)	39,638
		63,522
	Health Care Providers & Services – 2.1%
388	HCA Healthcare, Inc. (a)	52,446
1,021	MEDNAX, Inc. (b)	25,760
572	Premier, Inc., Class A (b)	22,371
1,038	Tenet Healthcare Corp. (b)	21,445
276	UnitedHealth Group, Inc.	67,347
		189,369
	Hotels, Restaurants & Leisure – 2.5%
126	McDonald’s Corp. (a)	26,165
1,030	Scientific Games Corp., Class A (b)	20,415
276	Starbucks Corp.	23,137
489	Wyndham Destinations, Inc.	21,467
1,167	Wyndham Hotels & Resorts, Inc. (a)	65,049

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
620	Yum! Brands, Inc. (a)	$68,615
		224,848
	Household Durables – 0.3%
9	NVR, Inc. (b)	30,332
	Household Products – 1.4%
700	Colgate-Palmolive Co. (a)	50,169
545	Procter & Gamble (The) Co.	59,759
331	Spectrum Brands Holdings, Inc.	17,798
		127,726
	Independent Power and Renewable Electricity Producers – 0.6%
612	NRG Energy, Inc.	21,493
2,216	TerraForm Power, Inc., Class A	31,689
		53,182
	Industrial Conglomerates – 3.8%
661	Carlisle Cos., Inc. (a)	92,811
9,098	General Electric Co. (a)	95,529
832	Honeywell International, Inc. (a)	145,259
		333,599
	Insurance – 8.8%
770	American Financial Group, Inc. (a)	78,902
449	American National Insurance Co. (a)	52,295
763	Athene Holding Ltd., Class A (b)	32,855
745	Chubb Ltd. (a)	109,731
425	Enstar Group Ltd. (a) (b)	74,069
712	Erie Indemnity Co., Class A (a)	181,047
400	Kemper Corp.	34,516
695	Travelers (The) Cos., Inc. (a)	103,917
50	White Mountains Insurance Group Ltd.	51,073
912	WR Berkley Corp.	60,128
		778,533
	Interactive Media & Services – 2.9%
61	Alphabet, Inc., Class A (a) (b)	66,051
86	Alphabet, Inc., Class C (a) (b)	92,958
508	Facebook, Inc., Class A (a) (b)	98,044
		257,053
	Internet & Direct Marketing Retail – 3.3%
77	Amazon.com, Inc. (a) (b)	145,809
3,838	eBay, Inc. (a)	151,601
		297,410
	IT Services – 5.0%
713	International Business Machines Corp. (a)	98,323
318	Leidos Holdings, Inc.	25,392
671	MAXIMUS, Inc.	48,674
943	Paychex, Inc. (a)	77,600
1,247	Perspecta, Inc.	29,192
233	VeriSign, Inc. (b)	48,734
368	Visa, Inc., Class A	63,867
2,488	Western Union (The) Co. (a)	49,486
		441,268

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery – 2.7%
978	Allison Transmission Holdings, Inc.	$45,330
441	Cummins, Inc. (a)	75,561
514	Illinois Tool Works, Inc. (a)	77,516
314	Ingersoll-Rand PLC	39,775
		238,182
	Media – 1.2%
58	Charter Communications, Inc., Class A (b)	22,920
1,211	Discovery, Inc., Class C (a) (b)	34,453
1,876	News Corp., Class B	26,189
3,838	Sirius XM Holdings, Inc.	21,416
		104,978
	Multiline Retail – 1.8%
188	Dollar General Corp.	25,410
1,290	Dollar Tree, Inc. (a) (b)	138,533
		163,943
	Multi-Utilities – 1.9%
1,213	Black Hills Corp. (a)	94,820
172	DTE Energy Co.	21,995
1,237	MDU Resources Group, Inc.	31,915
303	NorthWestern Corp.	21,862
		170,592
	Oil, Gas & Consumable Fuels – 1.7%
538	Chevron Corp. (a)	66,949
886	Exxon Mobil Corp. (a)	67,894
413	Occidental Petroleum Corp.	20,766
		155,609
	Personal Products – 0.6%
1,225	Herbalife Nutrition Ltd. (a) (b)	52,381
	Pharmaceuticals – 3.8%
905	Johnson & Johnson (a)	126,048
1,445	Merck & Co., Inc. (a)	121,163
2,009	Pfizer, Inc. (a)	87,030
		334,241
	Professional Services – 0.3%
180	Equifax, Inc.	24,343
	Road & Rail – 1.4%
100	AMERCO	37,855
767	CSX Corp.	59,343
158	Union Pacific Corp. (a)	26,719
		123,917
	Semiconductors & Semiconductor Equipment – 1.3%
250	Broadcom, Inc. (a)	71,965
594	QUALCOMM, Inc. (a)	45,186
		117,151
	Software – 4.3%
299	Avalara, Inc. (b)	21,588
494	CDK Global, Inc.	24,423
261	Everbridge, Inc. (b)	23,339

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
252	j2 Global, Inc.	$22,400
1,388	Microsoft Corp. (a)	185,936
426	PROS Holdings, Inc. (b)	26,949
1,141	SolarWinds Corp. (b)	20,926
129	Workday, Inc., Class A (a) (b)	26,520
361	Zendesk, Inc. (a) (b)	32,140
		384,221
	Specialty Retail – 4.6%
133	AutoZone, Inc. (a) (b)	146,230
762	Home Depot (The), Inc. (a)	158,473
965	L Brands, Inc.	25,186
2,070	Michaels Cos (The), Inc. (b)	18,009
277	Murphy USA, Inc. (b)	23,276
678	TJX (The) Cos., Inc. (a)	35,853
		407,027
	Technology Hardware, Storage & Peripherals – 3.4%
871	Apple, Inc.	172,388
599	Dell Technologies, Inc., Class C (a) (b)	30,429
4,721	HP, Inc. (a)	98,150
		300,967
	Thrifts & Mortgage Finance – 1.1%
5,618	New York Community Bancorp, Inc. (a)	56,068
1,225	Washington Federal, Inc.	42,789
		98,857
	Tobacco – 0.8%
962	Philip Morris International, Inc. (a)	75,546
	Trading Companies & Distributors – 0.6%
1,237	HD Supply Holdings, Inc. (a) (b)	49,826
	Transportation Infrastructure – 0.3%
606	Macquarie Infrastructure Corp.	24,567
	Total Common Stocks	8,451,370
	(Cost $7,999,496)
REAL ESTATE INVESTMENT TRUSTS – 4.5%
	Equity Real Estate Investment Trusts – 2.9%
116	American Tower Corp. (a)	23,716
55	Equinix, Inc. (a)	27,736
1,077	PotlatchDeltic Corp. (a)	41,982
752	Rayonier, Inc. (a)	22,786
1,163	RLJ Lodging Trust	20,632
104	SBA Communications Corp. (b)	23,383
2,701	Senior Housing Properties Trust	22,337
125	Simon Property Group, Inc.	19,970
2,173	Weyerhaeuser Co. (a)	57,237
		259,779

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts – 1.6%
19,618	MFA Financial, Inc. (a)	$140,857
	Total Real Estate Investment Trusts	400,636
	(Cost $398,997)
	Total Investments – 99.5%	8,852,006
	(Cost $8,398,493) (c)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PUT OPTIONS PURCHASED – 1.3%
7	S&P 500® Index	$2,059,232	$2,600.00	Dec 2019	26,600
5	S&P 500® Index	1,470,880	2,700.00	Mar 2020	38,050
5	S&P 500® Index	1,470,880	2,700.00	Jun 2020	48,500
	Total Put Options Purchased				113,150
	(Cost $166,920)
CALL OPTIONS WRITTEN – (1.5)%
3	S&P 500® Index	(882,528)	2,925.00	Jul 2019	(15,720)
3	S&P 500® Index	(882,528)	2,950.00	Jul 2019	(10,680)
2	S&P 500® Index	(588,352)	2,875.00	Aug 2019	(19,600)
2	S&P 500® Index	(588,352)	2,900.00	Aug 2019	(16,190)
3	S&P 500® Index	(882,528)	2,925.00	Aug 2019	(21,105)
4	S&P 500® Index	(1,176,704)	2,975.00	Aug 2019	(14,960)
2	S&P 500® Index	(588,352)	2,925.00	Sep 2019	(18,518)
3	S&P 500® Index	(882,528)	2,975.00	Sep 2019	(18,534)
	Total Call Options Written				(135,307)
	(Premiums received $119,836)

Net Other Assets and Liabilities – 0.7%	63,213
Net Assets – 100.0%	$8,893,062

(a)	All or a portion of this security is pledged to cover index options written.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $650,355 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $266,082. The net unrealized appreciation was $384,273. The amounts presented are inclusive of derivative contracts.

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,451,370	$ 8,451,370	$ —	$ —
Real Estate Investment Trusts*	400,636	400,636	—	—
Total Investments	8,852,006	8,852,006	—	—
Put Options Purchased	113,150	113,150	—	—
Total	$ 8,965,156	$ 8,965,156	$—	$—
LIABILITIES TABLE
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (135,307)	$ (135,307)	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Aerospace & Defense – 3.8%
40,880	Boeing (The) Co.	$14,880,729
83,006	Raytheon Co.	14,433,083
		29,313,812
	Airlines – 2.0%
296,604	Southwest Airlines Co.	15,061,551
	Auto Components – 2.0%
110,344	Lear Corp.	15,367,609
	Banks – 10.2%
540,574	Bank of America Corp.	15,676,646
223,642	Citigroup, Inc.	15,661,649
1,059,299	First Horizon National Corp.	15,815,334
138,898	JPMorgan Chase & Co.	15,528,796
324,183	Wells Fargo & Co.	15,340,340
		78,022,765
	Biotechnology – 2.0%
81,241	Amgen, Inc.	14,971,091
	Capital Markets – 10.0%
103,570	Ameriprise Financial, Inc.	15,034,221
350,172	Bank of New York Mellon (The) Corp.	15,460,094
77,580	Goldman Sachs Group (The), Inc.	15,872,868
348,806	Morgan Stanley	15,281,191
273,792	State Street Corp.	15,348,779
		76,997,153
	Chemicals – 2.0%
68,430	Air Products & Chemicals, Inc.	15,490,499
	Communications Equipment – 2.0%
566,988	Juniper Networks, Inc.	15,098,890
	Consumer Finance – 4.0%
193,939	Discover Financial Services	15,047,727
443,047	Synchrony Financial	15,360,440
		30,408,167
	Electronic Equipment, Instruments & Components – 2.1%
953,635	Vishay Intertechnology, Inc.	15,754,050
	Entertainment – 2.0%
331,103	Activision Blizzard, Inc.	15,628,062
	Food Products – 2.0%
370,033	Archer-Daniels-Midland Co.	15,097,346
	Health Care Providers & Services – 3.9%
179,978	AmerisourceBergen Corp.	15,344,924
51,746	Anthem, Inc.	14,603,239
		29,948,163
Shares	Description	Value

	Hotels, Restaurants & Leisure – 2.0%
329,953	Yum China Holdings, Inc.	$15,243,829
	Industrial Conglomerates – 2.0%
87,206	Honeywell International, Inc.	15,225,296
	Insurance – 6.0%
241,553	Lincoln National Corp.	15,568,091
310,794	MetLife, Inc.	15,437,138
263,768	Principal Financial Group, Inc.	15,277,442
		46,282,671
	IT Services – 3.9%
81,919	Accenture PLC, Class A	15,136,173
235,820	Cognizant Technology Solutions Corp., Class A	14,948,630
		30,084,803
	Machinery – 2.0%
89,438	Cummins, Inc.	15,324,307
	Media – 2.0%
186,767	Omnicom Group, Inc.	15,305,556
	Oil, Gas & Consumable Fuels – 2.0%
382,318	Delek US Holdings, Inc.	15,491,525
	Paper & Forest Products – 2.1%
601,066	Louisiana-Pacific Corp.	15,759,951
	Pharmaceuticals – 3.8%
308,086	Bristol-Myers Squibb Co.	13,971,700
106,981	Johnson & Johnson	14,900,314
		28,872,014
	Professional Services – 2.0%
162,821	ManpowerGroup, Inc.	15,728,509
	Semiconductors & Semiconductor Equipment – 14.4%
353,840	Applied Materials, Inc.	15,890,954
133,424	KLA-Tencor Corp.	15,770,717
83,052	Lam Research Corp.	15,600,488
100,164	NVIDIA Corp.	16,449,934
202,087	Skyworks Solutions, Inc.	15,615,263
330,097	Teradyne, Inc.	15,814,947
135,336	Texas Instruments, Inc.	15,531,159
		110,673,462
	Software – 1.9%
110,980	Microsoft Corp.	14,866,881
	Specialty Retail – 5.9%
225,066	Best Buy Co., Inc.	15,693,852
146,219	Ross Stores, Inc.	14,493,228

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
287,190	TJX (The) Cos., Inc.	$15,186,607
		45,373,687
	Technology Hardware, Storage & Peripherals – 2.0%
76,471	Apple, Inc.	15,135,140
	Total Investments – 100.0%	766,526,789
	(Cost $748,875,860) (a)
	Net Other Assets and Liabilities – 0.0%	378,816
	Net Assets – 100.0%	$766,905,605

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $45,617,132 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $27,966,203. The net unrealized appreciation was $17,650,929.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 766,526,789	$ 766,526,789	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 100.0%
	Capital Markets (a) – 100.0%
3,399,837	First Trust Dow Jones Internet Index Fund (b)	$488,964,557
5,582,715	First Trust NASDAQ-100- Technology Sector Index Fund	477,266,305
3,563,185	First Trust NYSE Arca Biotechnology Index Fund (b)	501,838,976
7,358,026	First Trust Technology AlphaDEX® Fund	489,603,050
17,623,411	First Trust Utilities AlphaDEX® Fund	505,968,130
	Total Investments – 100.0%	2,463,641,018
	(Cost $1,986,915,980) (c)
	Net Other Assets and Liabilities – 0.0%	944,509
	Net Assets – 100.0%	$2,464,585,527

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $532,869,648 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $56,144,610. The net unrealized appreciation was $476,725,038.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 2,463,641,018	$ 2,463,641,018	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2019, and for the fiscal year-to-date period (October 1, 2018 to June 30, 2019) are as follows:
Security Name	Shares at 6/30/2019	Value at 9/30/2018	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2019	Dividend Income
First Trust Dow Jones Internet Index Fund	3,399,837	$ 569,321,296	$ 30,293,014	$ (108,439,634)	$ (43,656,720)	$ 41,446,601	$ 488,964,557	$ —
First Trust Health Care AlphaDEX® Fund	—	—	513,262,244	(480,009,263)	—	(33,252,981)	—	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	—	569,037,574	4,949,844	(521,433,827)	(113,032,787)	60,479,196	—	—
First Trust NASDAQ-100- Technology Sector Index Fund	5,582,715	573,280,371	29,190,727	(153,708,930)	273,795	28,230,342	477,266,305	2,834,712
First Trust NYSE Arca Biotechnology Index Fund	3,563,185	573,903,385	80,918,731	(83,545,428)	(56,108,401)	(13,329,311)	501,838,976	—
First Trust Technology AlphaDEX® Fund	7,358,026	568,635,599	41,662,619	(135,328,345)	1,962,589	12,670,588	489,603,050	2,315,293
First Trust Utilities AlphaDEX® Fund	17,623,411	—	508,413,449	(12,038,503)	9,429,482	163,702	505,968,130	1,412,477
		$2,854,178,225	$1,208,690,628	$(1,494,503,930)	$(201,132,042)	$96,408,137	$2,463,641,018	$6,562,482

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Banks – 9.7%
7,654	1st Source Corp.	$355,146
15,811	Associated Banc-Corp.	334,245
9,534	Bryn Mawr Bank Corp.	355,809
26,424	First Commonwealth Financial Corp.	355,931
14,452	First Financial Bancorp	350,027
9,211	First Merchants Corp.	349,097
16,782	First Midwest Bancorp, Inc.	343,528
31,375	FNB Corp.	369,284
21,751	Fulton Financial Corp.	356,064
11,920	German American Bancorp, Inc.	359,030
7,780	Heartland Financial USA, Inc.	347,999
7,417	Lakeland Financial Corp.	347,338
10,469	Mercantile Bank Corp.	341,080
20,819	Old National Bancorp	345,387
3,758	Park National Corp.	373,508
11,096	Peoples Bancorp, Inc.	357,957
10,201	QCR Holdings, Inc.	355,709
8,855	S&T Bancorp, Inc.	331,885
16,644	West Bancorporation, Inc.	353,186
4,753	Wintrust Financial Corp.	347,729
		7,029,939
	Commercial Services & Supplies – 14.0%
26,678	Clean Harbors, Inc. (a)	1,896,806
119,606	Covanta Holding Corp.	2,142,143
48,527	Heritage-Crystal Clean, Inc. (a)	1,276,745
34,705	Tetra Tech, Inc.	2,726,078
35,713	US Ecology, Inc.	2,126,352
		10,168,124
	Construction & Engineering – 32.0%
32,204	Arcosa, Inc.	1,211,836
39,344	Argan, Inc.	1,595,793
37,096	Comfort Systems USA, Inc.	1,891,525
24,384	Dycom Industries, Inc. (a)	1,435,486
27,608	EMCOR Group, Inc.	2,432,265
32,768	Granite Construction, Inc.	1,578,762
35,905	MasTec, Inc. (a)	1,850,185
46,178	MYR Group, Inc. (a)	1,724,748
32,849	Northwest Pipe Co. (a)	846,847
21,320	NV5 Global, Inc. (a)	1,735,448
98,485	Primoris Services Corp.	2,061,291
52,667	Quanta Services, Inc.	2,011,353
119,947	Sterling Construction Co., Inc. (a)	1,609,689
92,022	Tutor Perini Corp. (a)	1,276,345
		23,261,573
	Electrical Equipment – 12.3%
76,974	Atkore International Group, Inc. (a)	1,991,317
35,006	Encore Wire Corp.	2,050,652
38,988	Generac Holdings, Inc. (a)	2,706,157
Shares	Description	Value

	Electrical Equipment (Continued)
17,039	Hubbell, Inc.	$2,221,886
		8,970,012
	Machinery – 31.9%
40,611	Astec Industries, Inc.	1,322,294
66,270	Blue Bird Corp. (a)	1,304,856
51,522	Douglas Dynamics, Inc.	2,050,061
72,524	Evoqua Water Technologies Corp. (a)	1,032,742
79,024	Federal Signal Corp.	2,113,892
196,247	Mueller Water Products, Inc., Class A	1,927,146
26,480	Oshkosh Corp.	2,210,815
16,568	Proto Labs, Inc. (a)	1,922,219
16,277	RBC Bearings, Inc. (a)	2,715,166
81,729	Spartan Motors, Inc.	895,750
57,486	SPX Corp. (a)	1,898,188
65,457	TriMas Corp. (a)	2,027,203
107,323	Wabash National Corp.	1,746,145
		23,166,477
	Total Investments – 99.9%	72,596,125
	(Cost $74,610,878) (b)
	Net Other Assets and Liabilities – 0.1%	92,656
	Net Assets – 100.0%	$72,688,781

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,971,095 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,985,848. The net unrealized depreciation was $2,014,753.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 72,596,125	$ 72,596,125	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 58.0%
	Banks – 1.6%
4,428	JPMorgan Chase & Co.	$495,050
	Biotechnology – 1.5%
2,542	Amgen, Inc.	468,440
	Chemicals – 0.9%
13,017	Huntsman Corp.	266,067
	Consumer Finance – 4.3%
16,644	OneMain Holdings, Inc.	562,734
33,169	Santander Consumer USA Holdings, Inc.	794,729
		1,357,463
	Electric Utilities – 12.1%
5,001	ALLETE, Inc.	416,133
12,232	Alliant Energy Corp.	600,347
11,750	Evergy, Inc.	706,763
8,778	Exelon Corp.	420,817
1,427	NextEra Energy, Inc.	292,335
16,687	OGE Energy Corp.	710,199
6,713	Pinnacle West Capital Corp.	631,626
		3,778,220
	Gas Utilities – 2.3%
3,167	Southwest Gas Holdings, Inc.	283,826
5,143	Spire, Inc.	431,601
		715,427
	Hotels, Restaurants & Leisure – 0.8%
2,156	Darden Restaurants, Inc.	262,450
	Independent Power and Renewable Electricity Producers – 1.5%
28,059	AES Corp.	470,269
	Insurance – 4.8%
2,962	Cincinnati Financial Corp.	307,070
35,927	Old Republic International Corp.	804,046
4,791	Progressive (The) Corp.	382,945
		1,494,061
	IT Services – 1.1%
4,094	Paychex, Inc.	336,895
	Media – 2.8%
38,307	Interpublic Group of (The) Cos., Inc.	865,355
	Multi-Utilities – 9.3%
3,880	Ameren Corp.	291,427
6,683	CMS Energy Corp.	387,013
4,988	DTE Energy Co.	637,865
13,541	NiSource, Inc.	389,981
4,116	Sempra Energy	565,703
Shares	Description	Value

	Multi-Utilities (Continued)
7,671	WEC Energy Group, Inc.	$639,531
		2,911,520
	Oil, Gas & Consumable Fuels – 7.7%
29,300	CVR Energy, Inc.	1,464,707
13,407	ONEOK, Inc.	922,536
		2,387,243
	Pharmaceuticals – 3.2%
2,120	Johnson & Johnson	295,274
16,338	Pfizer, Inc.	707,762
		1,003,036
	Semiconductors & Semiconductor Equipment – 2.1%
2,242	Broadcom, Inc.	645,382
	Specialty Retail – 2.0%
4,363	Best Buy Co., Inc.	304,232
1,508	Home Depot (The), Inc.	313,619
		617,851
	Total Common Stocks	18,074,729
	(Cost $16,736,280)
REAL ESTATE INVESTMENT TRUSTS – 41.4%
	Equity Real Estate Investment Trusts – 27.2%
12,543	Apartment Investment & Management Co., Class A	628,655
6,291	Camden Property Trust	656,717
7,156	CoreSite Realty Corp.	824,157
24,656	CubeSmart	824,497
1,018	Essex Property Trust, Inc.	297,185
6,763	Extra Space Storage, Inc.	717,554
11,312	Lamar Advertising Co., Class A	912,991
6,337	Mid-America Apartment Communities, Inc.	746,245
5,342	Prologis, Inc.	427,894
2,349	PS Business Parks, Inc.	395,877
10,185	Ryman Hospitality Properties, Inc.	825,902
23,385	STORE Capital Corp.	776,148
9,965	UDR, Inc.	447,329
		8,481,151
	Mortgage Real Estate Investment Trusts – 14.2%
37,595	Blackstone Mortgage Trust, Inc., Class A	1,337,630
82,950	Chimera Investment Corp.	1,565,267

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
99,134	New Residential Investment Corp.	$1,525,672
		4,428,569
	Total Real Estate Investment Trusts	12,909,720
	(Cost $12,503,640)
	Total Investments – 99.4%	30,984,449
	(Cost $29,239,920) (a)
	Net Other Assets and Liabilities – 0.6%	198,487
	Net Assets – 100.0%	$31,182,936

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,202,251 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $457,722. The net unrealized appreciation was $1,744,529.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 18,074,729	$ 18,074,729	$ —	$ —
Real Estate Investment Trusts*	12,909,720	12,909,720	—	—
Total Investments	$ 30,984,449	$ 30,984,449	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 100.0%
	Capital Markets (a) – 100.0%
3,917,481	First Trust BICK Index Fund	$105,106,015
7,147,422	First Trust Brazil AlphaDEX® Fund	112,929,268
1,910,162	First Trust Developed Markets ex-US AlphaDEX® Fund	103,129,646
2,400,575	First Trust Germany AlphaDEX® Fund	100,368,041
2,140,980	First Trust Switzerland AlphaDEX® Fund	109,768,045
	Total Investments – 100.0%	531,301,015
	(Cost $527,298,100) (b)
	Net Other Assets and Liabilities – 0.0%	251,499
	Net Assets – 100.0%	$531,552,514

(a)	Represents investments in affiliated funds.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $17,441,566 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,438,651. The net unrealized appreciation was $4,002,915.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 531,301,015	$ 531,301,015	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2019, and for the fiscal year-to-date period (October 1, 2018 to June 30, 2019) are as follows:
Security Name	Shares at 6/30/2019	Value at 9/30/2018	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2019	Dividend Income
First Trust BICK Index Fund	3,917,481	$ 154,549,023	$ 15,554,021	$ (62,299,576)	$ (504,695)	$ (2,192,758)	$ 105,106,015	$ 1,423,813
First Trust Brazil AlphaDEX® Fund	7,147,422	—	146,397,038	(42,066,270)	10,125,041	(1,526,541)	112,929,268	3,569,865
First Trust Chindia ETF	—	146,808,304	331,338	(137,267,256)	(994,292)	(8,878,094)	—	—
First Trust Developed Markets ex-US AlphaDEX® Fund	1,910,162	160,121,236	15,471,929	(55,556,087)	(13,208,750)	(3,698,682)	103,129,646	1,788,177
First Trust Germany AlphaDEX® Fund	2,400,575	158,672,473	14,304,549	(55,118,664)	(18,782,270)	1,291,953	100,368,041	1,931,169
First Trust Switzerland AlphaDEX® Fund	2,140,980	152,481,483	16,070,703	(55,422,630)	(7,232,738)	3,871,227	109,768,045	2,142,911
		$772,632,519	$208,129,578	$(407,730,483)	$(30,597,704)	$(11,132,895)	$531,301,015	$10,855,935

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 60.6%
	Capital Markets – 60.6%(a)
429,750	First Trust Dow Jones Internet Index Fund (b)	$61,806,645
705,674	First Trust NASDAQ-100-Technology Sector Index Fund	60,328,070
450,399	First Trust NYSE Arca Biotechnology Index Fund (b)	63,434,195
930,078	First Trust Technology AlphaDEX® Fund	61,887,390
2,227,657	First Trust Utilities AlphaDEX® Fund	63,956,033
	Total Exchange-Traded Funds	311,412,333
	(Cost $259,521,480)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 39.4%
$22,517,000	U.S. Treasury Bill	(c)	08/01/19	22,478,124
22,532,000	U.S. Treasury Bill	(c)	08/08/19	22,483,094
22,544,000	U.S. Treasury Bill	(c)	08/15/19	22,485,174
22,537,000	U.S. Treasury Bill	(c)	08/22/19	22,468,833
22,560,000	U.S. Treasury Bill	(c)	08/29/19	22,482,541
22,557,000	U.S. Treasury Bill	(c)	09/05/19	22,470,673
22,573,000	U.S. Treasury Bill	(c)	09/12/19	22,478,822
22,574,000	U.S. Treasury Bill	(c)	09/19/19	22,470,026
22,587,000	U.S. Treasury Bill	(c)	09/26/19	22,474,008
	Total U.S. Treasury Bills			202,291,295
	(Cost $202,251,332)
	Total Investments – 100.0%			513,703,628
	(Cost $461,772,812) (d)

Net Other Assets and Liabilities – (0.0)%	(125,844)
Net Assets – 100.0%	$513,577,784

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Zero coupon bond.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $54,814,324 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,883,508. The net unrealized appreciation was $51,930,816.

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 311,412,333	$ 311,412,333	$ —	$ —
U.S. Treasury Bills	202,291,295	—	202,291,295	—
Total Investments	$ 513,703,628	$ 311,412,333	$ 202,291,295	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2019, and for the fiscal year-to-date period (October 1, 2018 to June 30, 2019) are as follows:
Security Name	Shares at 6/30/2019	Value at 9/30/2018	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2019	Dividend Income
First Trust Dow Jones Internet Index Fund	429,750	$ 123,680,058	$ 49,241,768	$ (104,449,154)	$ (14,725,666)	$ 8,059,639	$ 61,806,645	$—
First Trust Health Care AlphaDEX® Fund	—	—	118,424,648	(110,664,206)	—	(7,760,442)	—	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	—	123,618,373	24,539,385	(136,916,785)	(18,343,212)	7,102,239	—	—
First Trust NASDAQ-100- Technology Sector Index Fund	705,674	124,540,045	46,888,200	(108,727,519)	(5,644,015)	3,271,359	60,328,070	489,843
First Trust NYSE Arca Biotechnology Index Fund	450,399	124,675,366	56,335,771	(103,066,324)	(2,874,072)	(11,636,546)	63,434,195	—
First Trust Technology AlphaDEX® Fund	930,078	123,531,037	46,033,439	(102,180,149)	(6,804,052)	1,307,115	61,887,390	391,888
First Trust Utilities AlphaDEX® Fund	2,227,657	—	72,319,445	(9,681,590)	1,199,952	118,226	63,956,033	195,891
		$620,044,879	$413,782,656	$(675,685,727)	$(47,191,065)	$461,590	$311,412,333	$1,077,622

Additional Information
First Trust Exchange-Traded Fund VI
June 30, 2019 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq, Nasdaq Inc., NASDAQ Technology Dividend IndexSM, NASDAQ Multi-Asset Diversified Income IndexSM, NASDAQ Rising Dividend Achievers Index, and Dorsey Wright Momentum Plus Dividend Yield Index are registered trademarks and service marks of Nasdaq Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. on behalf of the Funds. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
There is no relationship between Dorsey Wright & Associates, LLC (“Dorsey Wright”) and First Trust Advisors L.P. (“First Trust”), with respect to the First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF or First Trust Dorsey Wright Dynamic Focus 5 ETF, other than a license by Dorsey Wright to First Trust of certain Dorsey Wright trademarks, trade names and indexes for use by First Trust. Such trademarks, trade names and Indexes have been created and developed by Dorsey Wright without regard to and independently of First Trust, its business, its development of these Products, and/or any prospective investor. First Trust has arranged with Dorsey Wright to license the Indexes for possible inclusion in products which First Trust independently develops and promotes. The licensing of any index to First Trust is not an offer to purchase or sell, or a solicitation or an offer to buy any securities. A determination that any portion of an investor’s portfolio should be devoted to any product developed by First Trust with reference to a Dorsey Wright index is a determination made solely by the investment advisor serving the investor or the investor himself, not Dorsey Wright or First Trust.
Richard Bernstein Advisors LLC (“Licensor”), and the Richard Bernstein Advisors American Industrial Renaissance® Index are trademarks of Richard Bernstein Advisors LLC and have been licensed for use for certain purposes by First Trust. First Trust RBA American Industrial Renaissance® ETF is based on the Richard Bernstein Advisors American Industrial Renaissance® Index and is not sponsored, endorsed, sold or promoted Richard Bernstein Advisors LLC, and Richard Bernstein Advisors LLC makes no representation regarding the advisability of trading in such product(s).
Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and have been licensed for use by First Trust. The First Trust S&P International Dividend Aristocrats ETF is not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the First Trust S&P International Dividend Aristocrats ETF.

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 2.1%
1,650	Arconic, Inc.	$42,603
336	Curtiss-Wright Corp.	42,716
		85,319
	Airlines – 1.0%
1,562	Hawaiian Holdings, Inc.	42,846
	Auto Components – 3.1%
955	BorgWarner, Inc.	40,091
2,236	Dana, Inc.	44,586
1,666	Gentex Corp.	41,000
		125,677
	Banks – 20.1%
1,367	Bank OZK	41,133
749	Banner Corp.	40,558
1,163	Cathay General Bancorp	41,763
1,776	CenterState Bank Corp.	40,901
434	Cullen/Frost Bankers, Inc.	40,649
904	East West Bancorp, Inc.	42,280
1,572	First Hawaiian, Inc.	40,668
2,797	First Horizon National Corp.	41,759
1,110	First Merchants Corp.	42,069
1,166	Great Western Bancorp, Inc.	41,650
2,134	Home BancShares, Inc.	41,101
3,038	Hope Bancorp, Inc.	41,864
1,009	LegacyTexas Financial Group, Inc.	41,076
717	Pinnacle Financial Partners, Inc.	41,213
624	Prosperity Bancshares, Inc.	41,215
1,186	Synovus Financial Corp.	41,510
2,434	Umpqua Holdings Corp.	40,380
1,455	United Community Banks, Inc.	41,555
562	Wintrust Financial Corp.	41,116
903	Zions Bancorp N.A.	41,520
		825,980
	Building Products – 2.0%
873	AO Smith Corp.	41,171
620	Simpson Manufacturing Co., Inc.	41,205
		82,376
	Capital Markets – 4.9%
953	Eaton Vance Corp.	41,103
454	Evercore, Inc., Class A	40,211
135	FactSet Research Systems, Inc.	38,685
280	Morningstar, Inc.	40,499
714	Stifel Financial Corp.	42,169
		202,667
	Chemicals – 3.0%
587	Albemarle Corp.	41,331
1,614	Chemours (The) Co.	38,736
983	Trinseo S.A.	41,620
		121,687
Shares	Description	Value

	Commercial Services & Supplies – 2.2%
1,074	Herman Miller, Inc.	$48,008
538	Tetra Tech, Inc.	42,260
		90,268
	Communications Equipment – 1.0%
1,497	Juniper Networks, Inc.	39,865
	Construction & Engineering – 2.0%
1,001	Argan, Inc.	40,601
488	Jacobs Engineering Group, Inc.	41,182
		81,783
	Diversified Consumer Services – 1.0%
1,439	H&R Block, Inc.	42,163
	Diversified Financial Services – 1.0%
2,166	Jefferies Financial Group, Inc.	41,652
	Electronic Equipment, Instruments & Components – 5.0%
2,428	AVX Corp.	40,305
865	Cognex Corp.	41,502
618	Dolby Laboratories, Inc., Class A	39,923
748	FLIR Systems, Inc.	40,467
2,518	Vishay Intertechnology, Inc.	41,597
		203,794
	Energy Equipment & Services – 1.1%
2,649	Liberty Oilfield Services, Inc., Class A	42,861
	Hotels, Restaurants & Leisure – 2.0%
896	International Speedway Corp., Class A	40,222
766	Texas Roadhouse, Inc.	41,111
		81,333
	Household Durables – 3.9%
1,296	La-Z-Boy, Inc.	39,735
1,237	MDC Holdings, Inc.	40,549
1,258	PulteGroup, Inc.	39,778
1,101	Toll Brothers, Inc.	40,319
		160,381
	Industrial Conglomerates – 1.0%
288	Carlisle Cos., Inc.	40,438
	Insurance – 4.9%
390	American Financial Group, Inc.	39,963

See Notes to Portfolio of Investments

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
946	Employers Holdings, Inc.	$39,987
985	Fidelity National Financial, Inc.	39,696
723	First American Financial Corp.	38,825
263	Reinsurance Group of America, Inc.	41,036
		199,507
	IT Services – 5.8%
828	CSG Systems International, Inc.	40,431
1,062	Genpact Ltd.	40,452
292	Jack Henry & Associates, Inc.	39,105
538	MAXIMUS, Inc.	39,026
2,504	NIC, Inc.	40,164
1,998	Western Union (The) Co.	39,740
		238,918
	Life Sciences Tools & Services – 1.0%
823	Bruker Corp.	41,109
	Machinery – 6.9%
497	Crane Co.	41,470
919	Global Brass & Copper Holdings, Inc.	40,188
790	Graco, Inc.	39,642
240	IDEX Corp.	41,314
504	Lincoln Electric Holdings, Inc.	41,489
1,312	Terex Corp.	41,197
577	Toro (The) Co.	38,601
		283,901
	Media – 1.0%
743	Sinclair Broadcast Group, Inc., Class A	39,847
	Metals & Mining – 2.9%
416	Kaiser Aluminum Corp.	40,606
1,376	Steel Dynamics, Inc.	41,555
1,477	Warrior Met Coal, Inc.	38,579
		120,740
	Oil, Gas & Consumable Fuels – 3.0%
427	Arch Coal, Inc., Class A	40,228
708	Cimarex Energy Co.	42,005
1,009	Delek US Holdings, Inc.	40,885
		123,118
	Paper & Forest Products – 1.0%
1,587	Louisiana-Pacific Corp.	41,611
	Personal Products – 1.0%
317	Medifast, Inc.	40,671
	Professional Services – 2.0%
430	ManpowerGroup, Inc.	41,538
Shares	Description	Value

	Professional Services (Continued)
714	Robert Half International, Inc.	$40,705
		82,243
	Road & Rail – 3.0%
384	Landstar System, Inc.	41,468
2,225	Schneider National, Inc., Class B	40,584
1,331	Werner Enterprises, Inc.	41,368
		123,420
	Semiconductors & Semiconductor Equipment – 3.0%
1,061	Entegris, Inc.	39,597
527	MKS Instruments, Inc.	41,048
872	Teradyne, Inc.	41,777
		122,422
	Software – 1.1%
989	Progress Software Corp.	43,140
	Specialty Retail – 3.9%
2,217	American Eagle Outfitters, Inc.	37,467
11,874	Chico’s FAS, Inc.	40,016
429	Children’s Place (The), Inc.	40,918
19,968	Office Depot, Inc.	41,134
		159,535
	Textiles, Apparel & Luxury Goods – 2.0%
403	Columbia Sportswear Co.	40,364
1,250	Steven Madden Ltd.	42,438
		82,802
	Trading Companies & Distributors – 1.0%
1,928	Systemax, Inc.	42,724
	Total Investments – 99.9%	4,096,798
	(Cost $4,225,912) (a)
	Net Other Assets and Liabilities – 0.1%	3,414
	Net Assets – 100.0%	$4,100,212

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $123,205 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $252,319. The net unrealized depreciation was $129,114.

See Notes to Portfolio of Investments

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,096,798	$ 4,096,798	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Aerospace & Defense – 0.7%
2,183	Airbus SE	$309,492
	Automobiles – 0.6%
4,880	Daimler AG	271,487
	Banks – 12.6%
47,159	Banco Bilbao Vizcaya Argentaria S.A.	263,672
59,122	Banco Santander S.A.	274,322
4,900	Bangkok Bank PCL	31,476
37,600	Bangkok Bank PCL	241,532
44,709	Bank of Ireland Group PLC	233,654
129,855	Barclays PLC	247,034
5,700	BNP Paribas S.A.	270,698
66,094	BOC Hong Kong Holdings Ltd.	260,173
4,466	Citigroup, Inc.	312,754
7,823	Erste Group Bank AG	290,350
2,690	HDFC Bank, Ltd., ADR	349,808
33,760	HSBC Holdings PLC	281,636
26,529	ICICI Bank, Ltd., ADR	334,000
23,094	ING Groep N.V., ADR	267,198
2,685	JPMorgan Chase & Co.	300,183
4,015	KBC Group N.V.	263,153
444,603	Postal Savings Bank of China Co., Ltd., Class H (a)	264,086
3,597	Royal Bank of Canada	285,854
9,488	Societe Generale S.A.	239,727
14,379	Westpac Banking Corp.	286,288
		5,297,598
	Capital Markets – 8.1%
5,624	ASX Ltd.	325,224
5,396	Bank of New York Mellon (The) Corp.	238,233
1,603	CME Group, Inc.	311,158
23,235	Credit Suisse Group AG	278,596
2,184	Deutsche Boerse AG	308,938
1,434	Goldman Sachs Group (The), Inc.	293,397
4,549	London Stock Exchange Group PLC	316,926
3,215	Nasdaq, Inc.	309,187
53,505	Natixis S.A.	215,315
3,072	Northern Trust Corp.	276,480
5,063	TD Ameritrade Holding Corp.	252,745
22,863	UBS Group AG	271,677
		3,397,876
	Communications Equipment – 3.6%
5,390	Cisco Systems, Inc.	294,995
45,843	Nokia OYJ, ADR	229,673
78,079	Telefonaktiebolaget LM Ericsson, Class B	740,755
91,270	ZTE Corp., Class H (b)	263,469
		1,528,892
Shares	Description	Value

	Consumer Finance – 0.6%
14,500	AEON Financial Service Co., Ltd.	$233,340
	Diversified Telecommunication Services – 3.7%
23,758	AT&T, Inc.	796,131
1,529	Swisscom AG	767,632
		1,563,763
	Electric Utilities – 1.4%
10,876	Endesa S.A.	279,620
5,751	Verbund AG	300,815
		580,435
	Electronic Equipment, Instruments & Components – 1.3%
138,500	Foxconn Technology Co., Ltd.	281,375
1,390	Samsung SDI Co., Ltd.	284,705
		566,080
	Food & Staples Retailing – 1.4%
14,080	Carrefour S.A.	271,856
2,837	Walmart, Inc.	313,460
		585,316
	Household Durables – 0.7%
5,958	Sony Corp., ADR	312,140
	Industrial Conglomerates – 2.5%
4,662	Honeywell International, Inc.	813,938
1,151	SK Holdings Co., Ltd.	231,267
		1,045,205
	Insurance – 5.0%
28,242	AIA Group Ltd.	304,593
1,248	Allianz SE	300,849
6,612	American International Group, Inc.	352,287
11,074	AXA S.A.	290,881
20,691	China Life Insurance Co., Ltd., ADR	255,948
5,506	First American Financial Corp.	295,672
1,624	Willis Towers Watson PLC	311,061
		2,111,291
	Interactive Media & Services – 1.2%
4,289	Baidu, Inc., ADR (b)	503,357
	Internet & Direct Marketing Retail – 5.4%
4,009	Alibaba Group Holding Ltd., ADR (b)	679,325
437	Amazon.com, Inc. (b)	827,516

See Notes to Portfolio of Investments

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Internet & Direct Marketing Retail (Continued)
25,533	JD.com, Inc., ADR (b)	$773,395
		2,280,236
	IT Services – 20.7%
4,392	Accenture PLC, Class A	811,510
7,561	Atos SE	632,096
2,325	Capgemini SE	289,095
4,184	CGI, Inc. (b)	321,672
9,828	Cognizant Technology Solutions Corp., Class A	622,997
10,500	Fujitsu Ltd.	731,586
8,314	Genpact Ltd.	316,680
67,763	Infosys Ltd., ADR	725,064
5,251	International Business Machines Corp.	724,113
1,243	Mastercard, Inc., Class A	328,811
25,000	NTT Data Corp.	332,746
7,388	PayPal Holdings, Inc. (b)	845,630
4,387	Reply S.p.A.	299,058
1,883	Visa, Inc., Class A	326,795
70,072	Wipro Ltd., ADR	303,412
5,379	Wirecard AG	905,542
3,025	Worldline S.A. (a) (b)	220,143
		8,736,950
	Metals & Mining – 2.1%
10,519	BHP Group Ltd.	303,961
17,938	Severstal PJSC	302,842
111,856	Yamana Gold, Inc.	283,580
		890,383
	Multiline Retail – 0.6%
1,655	Lotte Shopping Co., Ltd.	230,050
	Professional Services – 0.8%
10,000	Recruit Holdings Co., Ltd.	333,349
	Semiconductors & Semiconductor Equipment – 12.6%
32,193	Advanced Micro Devices, Inc. (b)	977,701
13,514	Intel Corp.	646,915
18,790	Micron Technology, Inc. (b)	725,106
4,762	NVIDIA Corp.	782,063
18,401	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	720,767
6,773	Texas Instruments, Inc.	777,270
5,928	Xilinx, Inc.	699,030
		5,328,852
	Software – 9.7%
6,439	Microsoft Corp.	862,568
13,519	Oracle Corp.	770,177
4,298	Pegasystems, Inc.	306,061
Shares	Description	Value

	Software (Continued)
1,533	Red Hat, Inc. (b)	$287,836
1,777	salesforce.com, Inc. (b)	269,624
6,640	SAP SE	911,780
20,035	Software AG	688,010
		4,096,056
	Technology Hardware, Storage & Peripherals – 3.7%
98,822	Asustek Computer, Inc.	709,519
17,641	Hewlett Packard Enterprise Co.	263,733
10,299	NCR Corp. (b)	320,299
7,020	Samsung Electronics Co., Ltd.	285,749
		1,579,300
	Wireless Telecommunication Services – 0.7%
5,800	SoftBank Group Corp.	277,856
	Total Investments – 99.7%	42,059,304
	(Cost $42,901,171) (c)
	Net Other Assets and Liabilities – 0.3%	113,058
	Net Assets – 100.0%	$42,172,362

(a)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,301,503 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,143,370. The net unrealized depreciation was $841,867.

ADR	American Depositary Receipt

See Notes to Portfolio of Investments

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 5,297,598	$ 5,024,590	$ 273,008	$ —
Other industry categories*	36,761,706	36,761,706	—	—
Total Investments	$ 42,059,304	$ 41,786,296	$ 273,008	$—

*	See Portfolio of Investments for industry breakout.

Currency Exposure Diversification	% of Total Investments
USD	55.7%
EUR	19.8
JPY	4.5
CHF	3.1
HKD	2.6
KRW	2.5
TWD	2.4
AUD	2.2
CAD	2.1
GBP	2.0
SEK	1.8
RUB	0.7
THB	0.6
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
See Notes to Portfolio of Investments

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.4%
	Aerospace & Defense – 5.0%
14,688	Aerovironment, Inc. (a)	$833,838
6,636	Elbit Systems Ltd.	987,367
258,948	QinetiQ Group PLC	918,810
		2,740,015
	Auto Components – 4.8%
3,600	Aptiv PLC	290,988
1,698	Continental AG	247,567
6,000	Denso Corp.	252,265
44,525	Gentex Corp.	1,095,760
8,738	Valeo S.A.	284,169
26,534	Veoneer, Inc. (a)	459,304
		2,630,053
	Automobiles – 0.9%
75,595	NIO, Inc., ADR (a)	192,767
1,246	Tesla, Inc. (a)	278,431
		471,198
	Electrical Equipment – 1.8%
3,827	Emerson Electric Co.	255,337
18,500	Mitsubishi Electric Corp.	243,487
2,840	Rockwell Automation, Inc.	465,277
		964,101
	Electronic Equipment, Instruments & Components – 19.4%
10,410	Cognex Corp.	499,472
3,841	Coherent, Inc. (a)	523,797
9,584	FARO Technologies, Inc. (a)	503,927
19,678	FLIR Systems, Inc.	1,064,580
20,512	Hexagon AB, Class B	1,138,899
23,721	Hollysys Automation Technologies, Ltd.	450,699
26,179	Isra Vision AG	1,166,316
700	Keyence Corp.	429,356
10,954	National Instruments Corp.	459,958
9,000	Omron Corp.	469,137
12,647	SFA Engineering Corp.	441,958
74,400	Topcon Corp.	930,216
23,836	Trimble, Inc. (a)	1,075,242
14,500	Yaskawa Electric Corp.	492,232
21,800	Yokogawa Electric Corp.	427,042
2,466	Zebra Technologies Corp., Class A (a)	516,602
		10,589,433
	Entertainment – 0.4%
11,300	DeNA Co., Ltd.	216,431
	Health Care Equipment & Supplies – 4.3%
113,935	Accuray, Inc. (a)	440,928
79,400	CYBERDYNE, Inc. (a)	461,752
910	Intuitive Surgical, Inc. (a)	477,341
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
706,949	TransEnterix, Inc. (a)	$961,451
		2,341,472
	Health Care Technology – 2.2%
10,434	Medidata Solutions, Inc. (a)	944,381
2,902	Omnicell, Inc. (a)	249,659
		1,194,040
	Household Durables – 1.8%
10,918	iRobot Corp. (a)	1,000,526
	Industrial Conglomerates – 0.5%
2,040	Siemens AG	242,639
	Interactive Media & Services – 1.8%
208	Alphabet, Inc., Class A (a)	225,222
2,097	Baidu, Inc., ADR (a)	246,104
2,463	NAVER Corp.	243,175
5,590	Tencent Holdings Ltd.	252,318
		966,819
	Internet & Direct Marketing Retail – 0.9%
1,545	Alibaba Group Holding Ltd., ADR (a)	261,800
130	Amazon.com, Inc. (a)	246,172
		507,972
	IT Services – 6.8%
3,060	Akamai Technologies, Inc. (a)	245,228
12,510	Atos SE	1,045,831
4,067	Black Knight, Inc. (a)	244,630
24,267	CoreLogic, Inc. (a)	1,015,089
1,816	International Business Machines Corp.	250,426
7,800	Obic Co., Ltd.	882,623
		3,683,827
	Life Sciences Tools & Services – 2.9%
3,099	Illumina, Inc. (a)	1,140,897
1,771	Tecan Group AG	459,350
		1,600,247
	Machinery – 7.8%
28,068	ATS Automation Tooling Systems, Inc. (a)	456,530
8,500	Daifuku Co., Ltd.	476,974
1,645	Deere & Co.	272,593
12,499	Duerr AG	425,952
2,500	FANUC Corp.	462,134
8,900	Hirata Corp.	515,930
4,122	John Bean Technologies Corp.	499,298

See Notes to Portfolio of Investments

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
10,300	Kawasaki Heavy Industries, Ltd.	$241,988
20,100	Toshiba Machine Co., Ltd.	460,856
18,359	Valmet OYJ	457,602
		4,269,857
	Semiconductors & Semiconductor Equipment – 8.9%
25,087	Ambarella, Inc. (a)	1,107,089
11,910	Brooks Automation, Inc.	461,513
5,236	Intel Corp.	250,647
4,101	KLA-Tencor Corp.	484,738
3,121	NVIDIA Corp.	512,562
4,794	NXP Semiconductors N.V.	467,943
10,031	Teradyne, Inc.	480,585
9,297	Xilinx, Inc.	1,096,302
		4,861,379
	Software – 28.3%
5,299	ANSYS, Inc. (a)	1,085,341
26,324	Appian Corp. (a)	949,507
1,432	Autodesk, Inc. (a)	233,273
3,408	Avalara, Inc. (a)	246,057
20,417	AVEVA Group PLC	1,048,033
121,154	BlackBerry Ltd. (a)	903,809
4,485	Blackline, Inc. (a)	239,992
41,459	Blue Prism Group PLC (a)	727,635
14,960	Cadence Design Systems, Inc. (a)	1,059,317
6,425	Dassault Systemes SE	1,025,013
780	Fair Isaac Corp. (a)	244,936
1,863	Microsoft Corp.	249,567
5,970	Netcompany Group A.S. (a) (b)	240,468
6,800	Nice Ltd., ADR (a)	931,600
55,392	Nuance Communications, Inc. (a)	884,610
13,185	Pegasystems, Inc.	938,904
17,100	PKSHA Technology, Inc. (a)	1,032,519
16,773	PROS Holdings, Inc. (a)	1,061,060
2,743	PTC, Inc. (a)	246,212
3,631	ServiceNow, Inc. (a)	996,964
8,169	Synopsys, Inc. (a)	1,051,269
		15,396,086
	Technology Hardware, Storage & Peripherals – 0.5%
6,461	Samsung Electronics Co., Ltd.	262,995
	Wireless Telecommunication Services – 0.4%
4,800	SoftBank Group Corp.	229,949
	Total Common Stocks	54,169,039
	(Cost $53,516,274)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 0.4%
	Equity Real Estate Investment Trusts – 0.4%
474	Equinix, Inc.	$239,033
	(Cost $215,172)
	Total Investments – 99.8%	54,408,072
	(Cost $53,731,446) (c)
	Net Other Assets and Liabilities – 0.2%	94,143
	Net Assets – 100.0%	$54,502,215

(a)	Non-income producing security.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,748,984 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,072,358. The net unrealized appreciation was $676,626.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 54,169,039	$ 54,169,039	$ —	$ —
Real Estate Investment Trusts*	239,033	239,033	—	—
Total Investments	$ 54,408,072	$ 54,408,072	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	62.7%
JPY	15.1
EUR	9.0
GBP	5.0
SEK	2.1
ILS	1.8
KRW	1.7
CHF	0.9
CAD	0.8
HKD	0.5
DKK	0.4
Total	100.0%

Currency Abbreviations
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
USD	United States Dollar
See Notes to Portfolio of Investments

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 95.0%
	Aerospace & Defense – 1.0%
2,310	Spirit AeroSystems Holdings, Inc., Class A	$187,965
	Air Freight & Logistics – 2.5%
8,180	XPO Logistics, Inc. (a)	472,886
	Banks – 4.7%
3,144	JPMorgan Chase & Co.	351,499
10,253	Popular, Inc.	556,123
		907,622
	Capital Markets – 1.8%
4,147	LPL Financial Holdings, Inc.	338,271
	Chemicals – 2.6%
24,101	Huntsman Corp.	492,624
	Consumer Finance – 6.5%
17,719	OneMain Holdings, Inc.	599,079
26,879	Santander Consumer USA Holdings, Inc.	644,021
		1,243,100
	Containers & Packaging – 1.5%
5,412	Berry Global Group, Inc. (a)	284,617
	Electric Utilities – 2.5%
3,601	Evergy, Inc.	216,600
5,332	Exelon Corp.	255,616
		472,216
	Food & Staples Retailing – 6.3%
17,684	BJ’s Wholesale Club Holdings, Inc. (a)	466,857
4,663	Performance Food Group Co. (a)	186,660
9,734	US Foods Holding Corp. (a)	348,088
1,910	Walmart, Inc.	211,036
		1,212,641
	Gas Utilities – 1.0%
2,208	Southwest Gas Holdings, Inc.	197,881
	Health Care Providers & Services – 7.4%
831	Anthem, Inc.	234,516
4,018	HCA Healthcare, Inc.	543,113
2,062	Molina Healthcare, Inc. (a)	295,155
2,707	Universal Health Services, Inc., Class B	352,966
		1,425,750
	Hotels, Restaurants & Leisure – 2.6%
5,100	Marriott Vacations Worldwide Corp.	491,640
Shares	Description	Value

	Independent Power and Renewable Electricity Producers – 2.5%
15,142	AES Corp.	$253,780
9,888	Vistra Energy Corp.	223,864
		477,644
	Insurance – 17.3%
5,319	American Financial Group, Inc.	545,038
8,385	Assured Guaranty Ltd.	352,841
4,375	Hanover Insurance Group (The), Inc.	561,312
5,053	Kemper Corp.	436,023
26,806	Old Republic International Corp.	599,918
3,031	Progressive (The) Corp.	242,268
3,292	Selective Insurance Group, Inc.	246,538
3,775	Torchmark Corp.	337,712
		3,321,650
	IT Services – 5.6%
2,332	CACI International, Inc., Class A (a)	477,104
7,528	Leidos Holdings, Inc.	601,111
		1,078,215
	Machinery – 4.2%
5,311	Allison Transmission Holdings, Inc.	246,165
6,679	Oshkosh Corp.	557,630
		803,795
	Media – 6.4%
6,885	Comcast Corp., Class A	291,098
23,625	Interpublic Group of (The) Cos., Inc.	533,688
3,900	Nexstar Media Group, Inc., Class A	393,900
		1,218,686
	Multi-Utilities – 1.1%
1,628	DTE Energy Co.	208,189
	Oil, Gas & Consumable Fuels – 2.4%
9,235	CVR Energy, Inc.	461,658
	Semiconductors & Semiconductor Equipment – 3.6%
5,557	Applied Materials, Inc.	249,565
21,769	ON Semiconductor Corp. (a)	439,951
		689,516
	Specialty Retail – 6.6%
9,272	Aaron’s, Inc.	569,394
5,025	Best Buy Co., Inc.	350,393
8,333	Foot Locker, Inc.	349,319
		1,269,106

See Notes to Portfolio of Investments

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals – 2.5%
9,475	Dell Technologies, Inc., Class C (a)	$481,330
	Thrifts & Mortgage Finance – 1.1%
4,661	Essent Group Ltd. (a)	219,020
	Wireless Telecommunication Services – 1.3%
3,326	T-Mobile US, Inc. (a)	246,590
	Total Common Stocks	18,202,612
	(Cost $17,694,859)
REAL ESTATE INVESTMENT TRUSTS – 4.8%
	Mortgage Real Estate Investment Trusts – 4.8%
24,738	Chimera Investment Corp.	466,806
29,346	New Residential Investment Corp.	451,635
	Total Real Estate Investment Trusts	918,441
	(Cost $964,207)
	Total Investments – 99.8%	19,121,053
	(Cost $18,659,066) (b)
	Net Other Assets and Liabilities – 0.2%	38,819
	Net Assets – 100.0%	$19,159,872

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,066,999 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $605,012. The net unrealized appreciation was $461,987.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 18,202,612	$ 18,202,612	$ —	$ —
Real Estate Investment Trusts*	918,441	918,441	—	—
Total Investments	$ 19,121,053	$ 19,121,053	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 69.4%
	Capital Markets – 2.6%
8,192	Intercontinental Exchange, Inc.	$704,020
5,411	Nasdaq, Inc.	520,376
		1,224,396
	Chemicals – 1.5%
3,166	Air Products & Chemicals, Inc.	716,687
	Commercial Services & Supplies – 6.0%
17,114	Republic Services, Inc.	1,482,757
11,805	Waste Management, Inc.	1,361,943
		2,844,700
	Containers & Packaging – 1.6%
6,123	AptarGroup, Inc.	761,334
	Diversified Consumer Services – 1.9%
5,971	Bright Horizons Family Solutions, Inc. (a)	900,845
	Electric Utilities – 16.6%
24,989	Alliant Energy Corp.	1,226,460
19,237	Evergy, Inc.	1,157,106
25,492	Exelon Corp.	1,222,087
6,566	IDACORP, Inc.	659,423
6,444	NextEra Energy, Inc.	1,320,118
28,653	OGE Energy Corp.	1,219,472
11,149	Pinnacle West Capital Corp.	1,049,009
		7,853,675
	Gas Utilities – 3.7%
11,491	Atmos Energy Corp.	1,212,990
6,677	Spire, Inc.	560,334
		1,773,324
	Hotels, Restaurants & Leisure – 2.8%
2,552	McDonald’s Corp.	529,948
7,103	Yum! Brands, Inc.	786,089
		1,316,037
	Industrial Conglomerates – 2.0%
5,471	Honeywell International, Inc.	955,182
	Insurance – 12.1%
12,105	American Financial Group, Inc.	1,240,399
15,435	Arthur J. Gallagher & Co.	1,351,952
3,803	Hanover Insurance Group (The), Inc.	487,925
7,402	Marsh & McLennan Cos., Inc.	738,349
5,270	Torchmark Corp.	471,454
21,988	WR Berkley Corp.	1,449,669
		5,739,748
Shares	Description	Value

	IT Services – 2.0%
11,226	Paychex, Inc.	$923,788
	Multi-Utilities – 10.5%
16,372	Ameren Corp.	1,229,701
21,489	CMS Energy Corp.	1,244,428
9,638	DTE Energy Co.	1,232,507
15,435	WEC Energy Group, Inc.	1,286,816
		4,993,452
	Pharmaceuticals – 2.1%
3,403	Johnson & Johnson	473,970
11,679	Pfizer, Inc.	505,934
		979,904
	Software – 1.6%
7,773	Citrix Systems, Inc.	762,842
	Water Utilities – 2.4%
9,799	American Water Works Co., Inc.	1,136,684
	Total Common Stocks	32,882,598
	(Cost $30,599,719)
REAL ESTATE INVESTMENT TRUSTS – 30.2%
	Equity Real Estate Investment Trusts – 23.1%
3,765	American Tower Corp.	769,754
16,753	Apartment Investment & Management Co., Class A	839,660
8,009	Camden Property Trust	836,060
4,458	EastGroup Properties, Inc.	517,039
10,634	Equity LifeStyle Properties, Inc.	1,290,330
1,940	Essex Property Trust, Inc.	566,344
12,158	JBG SMITH Properties	478,296
8,567	Mid-America Apartment Communities, Inc.	1,008,850
3,523	PS Business Parks, Inc.	593,731
2,845	SBA Communications Corp. (a)	639,670
29,469	STORE Capital Corp.	978,076
10,170	Sun Communities, Inc.	1,303,692
25,262	UDR, Inc.	1,134,011
		10,955,513
	Mortgage Real Estate Investment Trusts – 7.1%
41,436	Blackstone Mortgage Trust, Inc., Class A	1,474,293
69,451	Chimera Investment Corp.	1,310,540

See Notes to Portfolio of Investments

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
35,910	New Residential Investment Corp.	$552,655
		3,337,488
	Total Real Estate Investment Trusts	14,293,001
	(Cost $13,595,166)
	Total Investments – 99.6%	47,175,599
	(Cost $44,194,885) (b)
	Net Other Assets and Liabilities – 0.4%	168,544
	Net Assets – 100.0%	$47,344,143

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,036,410 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $55,696. The net unrealized appreciation was $2,980,714.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 32,882,598	$ 32,882,598	$ —	$ —
Real Estate Investment Trusts*	14,293,001	14,293,001	—	—
Total Investments	$ 47,175,599	$ 47,175,599	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

Additional Information
First Trust Exchange-Traded Fund VI
June 30, 2019 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index, Nasdaq CTA Artificial Intelligence and Robotics IndexSM, Dorsey Wright Momentum Plus Low Volatility Index and Dorsey Wright Momentum Plus Value Index are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The products have not been passed on by the Corporations as to its legality or suitability. The products are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCTS.
“Indxx” and “Indxx Blockchain Index” are trademarks of Indxx, LLC and have been licensed for use for certain purposes by First Trust Advisors L.P. First Trust Indxx Innovative Transaction & Process ETF is based on the Indxx Blockchain Index and is not sponsored, endorsed, sold or promoted by Indxx, LLC, and Indxx, LLC makes no representation regarding the advisability of trading in such product.